Income taxes - Components of Income before Taxes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic		$ 3,462	$ 2,196	$ 1,849
Foreign		2,386	2,087	1,631
Income before taxes	[1]	$ 5,848	$ 4,283	$ 3,480

[1]	Results for the years ended Dec. 31, 2023 and Dec. 31, 2022 were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (Accounting Standards Update (“ASU”) 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.